Schedule of Estimated Useful Lives of Property, Plant and Equipment (Details)	Dec. 31, 2023
Computer Software, Intangible Asset [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life in Years	3 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life in Years	3 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life in Years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life in Years	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Depreciation Method [Extensible Enumeration]	Useful Life, Shorter of Lease Term or Asset Utility [Member]
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life in Years	3 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life in Years	4 years